Submission	Aug. 13, 2025
Submission [Line Items]
Central Index Key	0001840317
Registrant Name	Veea Inc.
Registration File Number	333-288878
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES